Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Compensation Expense and Related Tax Benefits for Restricted Stock

The following table presents compensation expense and related tax benefits for restricted stock awards recognized on the consolidated statement of income.

(Dollars in thousands)
	2017	2016	2015
Compensation expense	$43	$16	$-
Tax benefit	(15)	(5)	-
Net income effect	$28	$11	$-

Summary of Non-Vested Restricted Shares Activity

The following table presents a summary of non-vested restricted shares activity for 2017.

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested at January 1, 2017	3,150	$17.49
Vested	-
Cancelled	-
Granted	4,650	18.52
Non-vested at December 31, 2017	7,800	18.10

Schedule of Stock Options Activity

A summary of the status of the outstanding stock options as of December 31, 2017, 2016 and 2015, and changes during the years ending on those dates is presented below:

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	139,155	$17.97	142,524	$18.07	109,816	$18.13
Granted	-	-	-	-	35,800	17.80
Exercised	(9,704)	17.74	-	-	(3,092)	17.22
Forfeited	(4,425)	20.05	(3,369)	22.36	-	-
Outstanding at end of year	125,026	$17.91	139,155	$17.97	142,524	$18.07

Options exercisable at year-end	110,282		97,584		70,920
Weighted-average fair value of
of options granted
during the year		$-		$-		$1.90
Intrinsic value of options
exercised during the year		$10,807		$-		$866
Intrinsic value of options
outstanding and exercisable at
December 31, 2017		$203,715

Schedule of Stock Option Information by Grant Date

The following table summarizes characteristics of stock options as of December 31, 2017:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/21/2008	$21.10	6,100	0.80	6,100
10/20/2009	$17.22	6,079	1.80	6,079
9/20/2011	$17.75	13,200	3.72	13,200
3/20/2012	$18.00	15,800	4.22	15,800
2/19/2013	$17.65	19,622	5.14	17,802
2/18/2014	$17.72	31,025	6.13	29,335
2/17/2015	$17.80	33,200	7.13	21,966
		125,026		110,282

JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the JVB Plan’s assets at fair value as of December 31, 2017 and December 31, 2016. Assets included in the JVB Plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $46,000 and $179,000, at December 31, 2017 and 2016, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2017	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds	$5,154	$5,154	$-	$-
Money market funds	7,916	7,916	-	-
	$13,070	$13,070	$-	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2016	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$102	$-	$102	$-
Corporate bonds and notes	3,501	-	3,501	-
Mutual funds
Value funds	3,066	3,066	-	-
Blend funds	3,411	3,411	-	-
Growth funds	2,590	2,590	-	-
Money market funds	991	991	-	-
	$13,661	$10,058	$3,603	$-

Schedule of Net Funded Status

The measurement date for the JVB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows:

(Dollars in thousands)	Years ended December 31,
	2017	2016
Change in projected benefit obligation (PBO)
PBO at beginning of year	$16,332	$10,863
Assumption of liability from FNB Plan	-	5,061
Interest cost	621	666
Change in assumptions	1,141	305
Plan amendments	-	-
Actuarial loss	136	114
Group annuity purchase	(1,974)	-
Benefits paid	(702)	(677)
PBO at end of year	$15,554	$16,332

Change in plan assets
Fair value of plan assets at beginning of year	$13,840	$9,713
Transfer of FNB Plan assets	-	3,903
Actual return on plan assets, net of expenses	1,953	901
Group annuity purchase	(1,974)	-
Benefits paid	(702)	(677)
Fair value of plan assets at end of year	$13,117	$13,840

Funded status, included in other (liabilities) assets	$(2,437)	$(2,492)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,081)	$(3,550)

Accumulated benefit obligation	$15,554	$16,332

Components of Net Periodic Pension Cost

Pension expense for the JVB Plan included the following components for the years ended December 31:

(Dollars in thousands)
	2017	2016	2015
Interest cost on projected benefit obligation	$621	$666	$450
Expected return on plan assets	(793)	(795)	(592)
Settlement loss	377
Recognized net actuarial loss	207	248	242
Net periodic benefit cost	412	119	100

Net loss (gain)	117	173	(52)
Amortization of net loss	(584)	(248)	(242)
Net amortization (accretion)	-	-	-
Total recognized in other comprehensive loss (income)	$(467)	$(75)	$(294)

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(55)	$44	$(194)

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

	2017	2016	2015
Discount rate	3.50%	4.00%	4.25%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2017	2016	2015
Discount rate	4.00%	4.25%	4.00%
Expected long-term return on plan assets	6.00	6.00	6.00
Rate of compensation increase	N/A	N/A	N/A

Schedule of Expected Benefit Payments	Future expected benefit payments:

(Dollars in thousands)
	2018	2019	2020	2021	2022	2023-2027
Estimated future benefit payments	$635	$686	$676	$692	$708	$3,936

FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the FNB Plan’s assets at fair value as of December 31, 2015.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds
Aggressive growth funds	$1,003	$1,003	$-	$-
Growth funds	589	589	-	-
Growth and income funds	1,433	1,433	-	-
Income	878	878	-	-
	$3,903	$3,903	$-	$-

Schedule of Net Funded Status

The measurement date for the FNB Plan was December 31. Information pertaining to the activity in the defined benefit plan in 2015 is as follows:

(Dollars in thousands)

2015
Change in projected benefit obligation (PBO)
PBO at December 1, 2015	$5,249
Service cost	3
Interest cost	18
Change in assumptions	(87)
Curtailment gain ($108) net of actuarial loss $2	(106)
Benefits paid	(16)
PBO at end of year	$5,061

Change in plan assets
Fair value of plan assets at December 1, 2015	$4,001
Actual return on plan assets, net of expenses	(82)
Benefits paid	(16)
Fair value of plan assets at end of year	$3,903

Funded status, included in other (liabilities) assets	$(1,158)

Accumulated benefit obligation	$5,061

Components of Net Periodic Pension Cost

Pension expense for the FNB Plan included the following components for the year ended December 31:

(Dollars in thousands)

2015
Service cost during the year	$3
Interest cost on projected benefit obligation	18
Expected return on plan assets	(23)
Net periodic benefit gain	(2)

Total recognized in net periodic benefit cost and other
comprehensive income	$(2)

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

2015
Discount rate	4.25%
Rate of compensation increase	N/A

Assumptions used to determine the net periodic benefit cost were:

2015
Discount rate	4.00%
Expected long-term return on plan assets	6.00
Rate of compensation increase	N/A